FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
Fair Value Disclosures

Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of FASB ASC Topic 825, Financial Instruments (Fair Value Topic), includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments. The Company classifies cash and short-term investments in Level 1 of the fair value hierarchy.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by a third-party investment securities administrator in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The administrator’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The administrator’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed and where appropriate, securities are repriced.  In the event of a materially different price, the administrator will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

First Financial reviews the pricing methodologies utilized by the administrator to ensure the fair value determination is consistent with the applicable accounting guidance and that the investments are properly classified in the fair value hierarchy. Further, the Company periodically validates the fair values for a sample of securities in the portfolio by comparing the fair values provided by the administrator to prices from other independent sources for the same or similar securities. First Financial analyzes unusual or significant variances and conducts additional research with the administrator, if necessary, and takes appropriate action based on its findings.

Loans held for sale. Loans held for sale are carried at the lower of cost or fair value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans, excluding covered loans. The fair value of commercial, commercial real estate, residential real estate and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The Company classifies the estimated fair value of uncovered loans as Level 3 in the fair value hierarchy.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or fair value for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Fair value is generally measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

The Company classifies the estimated fair value of covered loans as Level 3 in the fair value hierarchy.

FDIC indemnification asset. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on expected reimbursements for losses and the applicable loss sharing percentages. The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change, and may be impacted by the relatively short remaining term of loss sharing coverage on covered commercial assets. The five year period of loss protection will expire for the majority of First Financial's covered commercial loans and covered OREO during the third quarter of 2014. The Company classifies the estimated fair value of the indemnification asset as Level 3 in the fair value hierarchy.

Deposit liabilities. The fair value of demand deposits, savings accounts and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximates its fair value. The Company classifies the estimated fair value of deposit liabilities as Level 2 in the fair value hierarchy.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximate their fair values.  The Company classifies the estimated fair value of short-term borrowings as Level 1 of the fair value hierarchy.

The fair value of long-term debt is estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations are used for long-term debt with embedded options, such as call features. The Company classifies the estimated fair value of long-term debt as Level 2 in the fair value hierarchy.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps at the reporting date, using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

The estimated fair values of financial instruments not measured at fair value on either a recurring or nonrecurring basis in First Financial’s consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2013
Financial assets
Cash and short-term investments	$143,450	$143,450	$143,450	$0	$0
Investment securities held-to-maturity	837,272	824,985	0	824,985	0
Other investments	47,427	47,427	0	47,427	0
Loans held for sale	8,114	8,114	0	8,114	0
Loans, excluding covered loans	3,461,812	3,455,776	0	0	3,455,776
Covered loans	438,972	451,545	0	0	451,545
FDIC indemnification asset	45,091	34,820	0	0	34,820

Financial liabilities
Deposits
Noninterest-bearing	$1,147,452	$1,147,452	$0	$1,147,452	$0
Interest-bearing demand	1,125,723	1,125,723	0	1,125,723	0
Savings	1,612,005	1,612,005	0	1,612,005	0
Time	952,327	951,220	0	951,220	0
Total deposits	4,837,507	4,836,400	0	4,836,400	0
Short-term borrowings	748,749	748,749	748,749	0	0
Long-term debt	60,780	62,706	0	62,706	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2012
Financial assets
Cash and short-term investments	$158,843	$158,843	$158,843	$0	$0
Investment securities held-to-maturity	770,755	778,474	0	778,474	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	16,256	16,256	0	16,256	0
Loans, excluding covered loans	3,131,287	3,145,120	0	0	3,145,120
Covered loans	702,926	713,797	0	0	713,797
FDIC indemnification asset	119,607	106,380	0	0	106,380

Financial liabilities
Deposits
Noninterest-bearing	$1,102,774	$1,102,774	$0	$1,102,774	$0
Interest-bearing demand	1,160,815	1,160,815	0	1,160,815	0
Savings	1,623,614	1,623,614	0	1,623,614	0
Time	1,068,637	1,072,201	0	1,072,201	0
Total deposits	4,955,840	4,959,404	0	4,959,404	0
Short-term borrowings	624,570	624,570	624,570	0	0
Long-term debt	75,202	78,941	0	78,941	0

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2013
Assets
Derivatives	$0	$13,477	$0	$(13,477)	$0
Available-for-sale investment securities	7,976	905,625	0	0	913,601
Total	$7,976	$919,102	$0	$(13,477)	$913,601

Liabilities
Derivatives	$0	$14,431	$0	$(13,477)	$954

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2012
Assets
Derivatives	$0	$24,135	$0	$(24,135)	$0
Available-for-sale investment securities	144	1,031,952	0	0	1,032,096
Total	$144	$1,056,087	$0	$(24,135)	$1,032,096

Liabilities
Derivatives	$0	$26,652	$0	$(24,135)	$2,517

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis were as follows:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2013
Assets
Impaired loans (1)	$0	$0	$13,699
OREO	0	0	5,358
Covered OREO	0	0	8,937

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2012
Assets
Impaired loans (1)	$0	$0	$19,564
OREO	0	0	5,651
Covered OREO	0	0	14,059

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), observable market data for similar assets and liabilities (Level 2), and independent third party valuations and borrower records, discounted as appropriate (Level 3).